Recurring Fair Value Measurements - Companys Level 3 liabilities that are measured at fair value on a recurring basis (Details)	Dec. 31, 2021 d yr
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	11.5
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	9.92
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	1.32
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	8.3
Term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input | yr	5.81